PROPERTY, PLANT AND EQUIPMENT (Details) - Property, Plant and Equipment - USD ($)	Aug. 31, 2018	May 31, 2018	May 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 2,674	$ 2,674
Less: accumulated depreciation	$ (27,509)	(2,674)	(1,784)
Property and equipment, net	905,633	0	890
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 120,276	$ 2,674	$ 2,674